Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
April 30, 2023
EQU-NPRT1-0623
1.800336.119
Common Stocks - 95.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	3,046,078	53,824
Verizon Communications, Inc.	1,678,985	65,195
		119,019
Entertainment - 0.8%
Activision Blizzard, Inc.	716,341	55,667
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	779,227	83,642
Media - 2.0%
Comcast Corp. Class A	2,691,622	111,352
Interpublic Group of Companies, Inc.	771,230	27,556
		138,908
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	488,752	24,148
T-Mobile U.S., Inc. (a)	793,081	114,124
		138,272
TOTAL COMMUNICATION SERVICES		535,508
CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	464,509	15,752
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	352,240	104,175
Specialty Retail - 1.7%
Best Buy Co., Inc.	165,696	12,348
Burlington Stores, Inc. (a)	131,587	25,371
Dick's Sporting Goods, Inc.	27,772	4,027
Lowe's Companies, Inc.	14,484	3,010
TJX Companies, Inc.	868,862	68,484
		113,240
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co. (b)	60,131	5,023
Tapestry, Inc.	105,378	4,300
		9,323
TOTAL CONSUMER DISCRETIONARY		242,490
CONSUMER STAPLES - 12.3%
Beverages - 2.7%
Diageo PLC	541,076	24,682
Keurig Dr. Pepper, Inc.	2,105,243	68,841
The Coca-Cola Co.	1,477,426	94,777
		188,300
Consumer Staples Distribution & Retail - 4.6%
Albertsons Companies, Inc.	781,089	16,325
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	407,076	20,317
BJ's Wholesale Club Holdings, Inc. (a)	333,862	25,497
Costco Wholesale Corp.	70,105	35,278
Dollar Tree, Inc. (a)	358,272	55,070
Target Corp.	158,269	24,967
Walmart, Inc.	956,163	144,352
		321,806
Food Products - 1.5%
Bunge Ltd.	208,406	19,507
Mondelez International, Inc.	890,305	68,304
Nestle SA (Reg. S)	111,578	14,314
		102,125
Household Products - 1.6%
Procter & Gamble Co.	693,419	108,437
Personal Care Products - 0.2%
Unilever PLC	312,411	17,396
Tobacco - 1.7%
Altria Group, Inc.	776,817	36,907
Philip Morris International, Inc.	785,458	78,522
		115,429
TOTAL CONSUMER STAPLES		853,493
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.	815,678	49,705
ConocoPhillips Co.	777,942	80,042
Enterprise Products Partners LP	1,662,168	43,732
Exxon Mobil Corp.	2,072,860	245,308
Hess Corp.	356,893	51,771
Imperial Oil Ltd.	929,802	47,394
Phillips 66 Co.	346,544	34,308
Valero Energy Corp.	328,978	37,724
		589,984
FINANCIALS - 13.6%
Banks - 9.0%
Bank of America Corp.	4,941,669	144,692
Huntington Bancshares, Inc.	3,271,848	36,645
JPMorgan Chase & Co.	1,663,952	230,025
M&T Bank Corp.	332,816	41,868
PNC Financial Services Group, Inc.	578,073	75,294
Wells Fargo & Co.	2,377,015	94,486
		623,010
Consumer Finance - 0.7%
Capital One Financial Corp.	497,845	48,440
Financial Services - 0.2%
Visa, Inc. Class A	78,474	18,263
Insurance - 3.7%
American Financial Group, Inc.	315,112	38,674
Chubb Ltd.	386,764	77,956
Hartford Financial Services Group, Inc.	656,194	46,583
Marsh & McLennan Companies, Inc.	129,548	23,343
The Travelers Companies, Inc.	378,663	68,591
		255,147
TOTAL FINANCIALS		944,860
HEALTH CARE - 18.8%
Biotechnology - 3.0%
AbbVie, Inc.	246,047	37,183
Amgen, Inc.	365,985	87,741
Gilead Sciences, Inc.	974,570	80,119
		205,043
Health Care Equipment & Supplies - 0.4%
GE Healthcare Holding LLC	323,584	26,320
Health Care Providers & Services - 2.7%
Cigna Group	350,203	88,703
UnitedHealth Group, Inc.	205,131	100,943
		189,646
Life Sciences Tools & Services - 1.9%
Danaher Corp.	550,864	130,505
Pharmaceuticals - 10.8%
AstraZeneca PLC (United Kingdom)	596,247	87,745
Bristol-Myers Squibb Co.	1,221,058	81,530
Eli Lilly & Co.	309,629	122,570
Johnson & Johnson	896,719	146,793
Merck & Co., Inc.	855,246	98,755
Roche Holding AG (participation certificate)	286,329	89,661
Royalty Pharma PLC	929,095	32,658
Sanofi SA	809,332	87,220
		746,932
TOTAL HEALTH CARE		1,298,446
INDUSTRIALS - 9.1%
Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.	126,980	25,607
Lockheed Martin Corp.	79,685	37,010
Northrop Grumman Corp.	122,280	56,404
The Boeing Co. (a)	476,599	98,551
		217,572
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	212,395	38,191
Building Products - 0.5%
Johnson Controls International PLC	583,920	34,942
Electrical Equipment - 0.8%
AMETEK, Inc.	374,824	51,699
Industrial Conglomerates - 2.0%
General Electric Co.	970,751	96,075
Hitachi Ltd.	335,666	18,567
Siemens AG	150,329	24,779
		139,421
Machinery - 1.4%
Crane Co.	234,399	16,893
Crane Nxt Co.	234,399	11,101
Fortive Corp.	449,994	28,390
ITT, Inc.	459,334	38,786
		95,170
Professional Services - 0.3%
KBR, Inc.	284,761	16,154
Paychex, Inc.	57,932	6,364
		22,518
Trading Companies & Distributors - 0.4%
Watsco, Inc. (b)	81,256	28,145
TOTAL INDUSTRIALS		627,658
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,204,042	104,141
IT Services - 1.6%
Accenture PLC Class A	117,226	32,857
Amdocs Ltd.	809,352	73,853
		106,710
Semiconductors & Semiconductor Equipment - 1.9%
NXP Semiconductors NV	407,444	66,715
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	783,073	66,013
		132,728
Software - 2.8%
Gen Digital, Inc.	824,473	14,568
Microsoft Corp.	337,939	103,835
Roper Technologies, Inc.	166,851	75,880
		194,283
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	107,481	18,237
Samsung Electronics Co. Ltd.	1,344,410	66,177
Seagate Technology Holdings PLC	120,884	7,104
		91,518
TOTAL INFORMATION TECHNOLOGY		629,380
MATERIALS - 5.1%
Chemicals - 2.3%
Linde PLC	397,552	146,876
Nutrien Ltd.	215,100	14,922
		161,798
Containers & Packaging - 1.3%
Ball Corp. (b)	589,720	31,361
Crown Holdings, Inc.	712,459	61,115
		92,476
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	601,338	18,530
Freeport-McMoRan, Inc.	2,158,511	81,829
		100,359
TOTAL MATERIALS		354,633
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	217,495	44,454
Lamar Advertising Co. Class A	451,212	47,684
Public Storage	137,315	40,485
		132,623
UTILITIES - 6.1%
Electric Utilities - 3.5%
Constellation Energy Corp.	258,281	19,991
Exelon Corp.	942,935	40,018
FirstEnergy Corp.	590,600	23,506
NextEra Energy, Inc.	1,252,102	95,949
PG&E Corp. (a)	1,344,732	23,008
Southern Co.	548,039	40,308
		242,780
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	956,603	22,825
Multi-Utilities - 2.3%
Ameren Corp.	402,916	35,847
CenterPoint Energy, Inc.	1,254,023	38,210
Dominion Energy, Inc.	764,085	43,660
WEC Energy Group, Inc.	390,786	37,582
		155,299
TOTAL UTILITIES		420,904
TOTAL COMMON STOCKS (Cost $4,606,366)		6,629,979

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $20,241)	17,489,628	6,827

Money Market Funds - 4.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (f)	281,367,484	281,424
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	24,873,613	24,876
TOTAL MONEY MARKET FUNDS (Cost $306,300)		306,300

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,932,907)	6,943,106
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(17,213)
NET ASSETS - 100.0%	6,925,893

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,827,000 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	20,242

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	277,197	207,813	203,586	3,738	-	-	281,424	0.7%
Fidelity Securities Lending Cash Central Fund 4.88%	7,256	147,528	129,908	9	-	-	24,876	0.1%
Total	284,453	355,341	333,494	3,747	-	-	306,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.